Note 18 - Other Operating Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Expenses, Income from Collection of Previously Written off Accounts	$ 120	$ 0	$ 2,730